STATEMENTS OF CONSOLIDATED SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares						12 Months Ended
	Oct. 17, 2019	Jul. 31, 2019	Apr. 25, 2019	Dec. 12, 2018	Oct. 23, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 22, 2018
Cumulative preferred stock par value (in dollars per share)						$ 0.01	$ 0.01	$ 0.01
Cumulative preferred stock shares authorized (in shares)						20,000,000	20,000,000	20,000,000
Common stock shares par value (in dollars per share)						$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized (in shares)						1,000,000,000	1,000,000,000	1,000,000,000
Common stock dividends declared per share						$ 0.86	$ 1.12	$ 1.3475
Series A Preferred Stock [Member]
Cumulative preferred stock par value (in dollars per share)						0.01	0.01		$ 1,000
Preferred stock dividends declared per share		$ 30.6250		$ 32.1563		30.6250	32.1563	0.0000
Series B Preferred Stock [Member]
Cumulative preferred stock par value (in dollars per share)						0.01	0.01
Preferred stock dividends declared per share	$ 17.5000	$ 17.5000	$ 17.5000	$ 17.5000	$ 11.6667	$ 52.5000	$ 29.1667	$ 0.0000